RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions.
Cost Sharing and General Service Agreements
Equitable Financial has a general services agreement with Holdings whereby Equitable Financial will benefit from the services received by Holdings and its affiliates. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various affiliates. Equitable Financial continues to provide services to Holdings and various Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $75 million, $30 million and $41 million for the years ended December 31, 2022, 2021 and 2020, respectively, and are allocated based on cost center tracking of expenses. The cost centers are approved annually and are updated based on business area needs throughout the year.
Investment Management and Service Fees and Expenses
EIMG, a subsidiary of Equitable Financial, provides investment management services to EQAT, EQ Premier VIP Trust, 1290 Funds and other trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, EQ Premier VIP Trust and 1290 Funds (1)	$708	$757	$724

On June 22, 2021, Holdings completed the formation of EIM, a wholly owned indirect subsidiary of Holdings. Effective August 1, 2021, following the formation of EIM, EIMG terminated, and EIM, entered into certain administrative agreements with separate accounts held by the Company. In addition, on October 1, 2021, the Company entered into an investment advisory and management agreement in which EIM became the investment manager for the Company’s general account portfolio. The Company recorded investment management fee expense from EIM of $92 million and $46 million for the years ended December 31, 2022 and 2021, respectively.
AB provides investment management and related services to various funds held by the Company. The Company recorded investment management fee expense from AB of $44 million, $102 million, and $109 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Distribution Revenue and Expenses with Affiliates
Equitable Distributors receives commissions and fee revenue from Equitable America for sales of its insurance products. The commissions and fees earned from Equitable America are based on the various selling agreements.

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Revenue received or accrued for:
Amounts received or accrued for commissions and fees earned for sale of Equitable America’s insurance products	$82	$38	$38

Equitable Financial pays commissions and fees to Equitable Distribution Holding Corporation and its subsidiaries (“Equitable Distribution”) for sales of insurance products. The commissions and fees paid to Equitable Distribution are based on various selling agreements.

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Expenses paid or accrued for:
Paid or accrued commission and fee expenses for sale of insurance products by Equitable Network	$718	$712	$625
_____________
(1) For years ended 2021 and 2020, amounts included fees received from Other AXA Trusts of $3 million and $4 million.
Insurance-Related Transactions with Affiliates
The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to Equitable Financial. As of December 31, 2022, the Company’s GMIB reinsurance contract asset with EQ AZ Life Re had carrying values of $77 million and is reported in GMIB contract reinsurance asset, at fair value in the Consolidated Balance Sheets. Ceded premiums and policy fee income in 2022, 2021 and 2020 totaled approximately $48 million, $48 million and $51 million, respectively. Ceded claims paid in 2022, 2021 and 2020 were $105 million, $93 million and $72 million, respectively.
Investments in Unconsolidated Equity Interests in Affiliates
AB VIEs
As of December 31, 2022 and 2021, respectively, the Company held approximately $331 million and $313 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2 of the Notes to these Consolidated Financial Statements. These legal entities are related parties of Equitable Financial. The Company reflects these equity interests in the Consolidated Balance Sheets as other equity investments. The net assets of these unconsolidated VIEs are approximately $771 million and $968 million as of December 31, 2022 and 2021, respectively. The Company also has approximately $74 million and $126 million of unfunded commitments as of December 31, 2022 and 2021, respectively with these legal entities.
AXA VIEs
As of December 31, 2022 the Company held no invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs. As of December 31, 2021, the Company held $278 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2 of the Notes to these Consolidated Financial Statements. These legal entities are related parties of Equitable Financial. The Company reflects these equity interests in the Consolidated Balance Sheets as other equity investments. The net assets of these unconsolidated VIEs were $12.0 billion as of December 31, 2021. The Company also had approximately $157 million of unfunded commitments as of December 31, 2021 with these legal entities.
Loans Issued to Holdings
In June 2021, Equitable Life made a $1.0 billion 10-year term loan to Holdings. The loan has an interest rate of 3.23% and matures in June 2031. As of December 31, 2022 and 2021, the amount outstanding was $1.0 billion.
In November 2019, Equitable Financial made a $900 million loan to Holdings. The loan has an interest rate of one-month LIBOR plus 1.33%. The loan matures on November 24, 2024. As of December 31, 2022 and 2021, the amount outstanding was $900 million.